Schedule of Warrants Activity (Details) - Warrant [Member] - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Outstanding, Beginning Balance
Weighted Average Exercise Price, Outstanding Beginning Balance
Number of Warrants, granted		2,304,544
Weighted Average Exercise Price, granted		$ 2.89
Number of Warrants, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Warrants, Exercised	[1]	(2,284,544)
Weighted Average Exercise Price, Exercised	[1]	$ 2.89
Number of Warrants Outstanding, Ending Balance		20,000
Weighted Average Exercise Price, Outstanding Ending Balance		$ 2.50
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Outstanding, Beginning Balance		48,532	48,532	48,532
Weighted Average Exercise Price, Outstanding Beginning Balance		$ 24.98	$ 24.98	$ 24.98
Weighted Average Remaining Life in Years Outstanding		2 years 3 months 29 days	3 years 3 months 29 days	4 years 3 months 29 days
Number of Warrants, granted
Weighted Average Exercise Price, granted
Number of Warrants, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Warrants, Exercised		(48,532)
Weighted Average Exercise Price, Exercised		$ 24.98
Number of Warrants Outstanding, Ending Balance			48,532	48,532
Weighted Average Exercise Price, Outstanding Ending Balance			$ 24.98	$ 24.98
Intrinsic Value, Outstanding Beginning Balance
Weighted Average Remaining Life in Years Outstanding			2 years 3 months 29 days
Intrinsic Value, Outstanding Ending Balance

[1]	Includes 197,273 warrants exercised on a cashless basis for 180,280 common stock.